DERIVATIVES - Additional Information (Detail) $ in Thousands	Dec. 31, 2021 USD ($) entity	Dec. 31, 2020 USD ($) entity
Derivative [Line Items]
Number of counterparties | entity	6	20
Derivative Asset	$ 212,970	$ 272,499
Derivative Assets (Liabilities), at Fair Value, Net	(7)
Derivative Liability	212,977	272,606
Derivative, Notional Amount	$ 17,683,691	$ 11,875,690
Foreign Exchange [Member]
Derivative [Line Items]
Number of counterparties | entity	4	6
Credit Risk Contract [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts	$ 100	$ 300
Derivative, Notional Amount	362,800	242,400
Interest Rate Lock Commitments [Member]
Derivative [Line Items]
Derivative, Notional Amount	45,000	114,200
Other Credit Derivatives [Member]
Derivative [Line Items]
Outstanding liability from counterparty contracts		2,700
Derivative, Notional Amount	62,500	112,600
Credit Risk Derivative Assets, at Fair Value	3,300
Derivative [Member] | Other Liabilities [Member]
Derivative [Line Items]
Derivative Liability	74,200	182,300
Derivative, Notional Amount	2,400,000	2,300,000
Derivative [Member] | Other Liabilities [Member] | Foreign Exchange [Member]
Derivative [Line Items]
Derivative Liability	15,200	33,100
Derivative, Notional Amount	$ 6,400,000	$ 3,600,000